Unrecognized Tax Benefits Excluding Related Interest and Penalties (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Tax Contingency [Line Items]
Unrecognized Tax Benefits — January 1	$ 153,624	$ 47,501	$ 32,933
Additions based on Tax Positions Related to Current Year	19,807	0	0
Reductions for Tax Positions of Current Year	(19,737)	0	0
Additions for Tax Positions of Prior Years	57,081	106,059	14,557
Exchange Rate Fluctuations	3	64	11
Unrecognized Tax Benefits — December 31	$ 210,778	$ 153,624	$ 47,501